Employee benefits (Tables)	12 Months Ended
Sep. 30, 2021
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2021	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(881,008)	(94,381)	(77,006)	(82,159)	(1,134,554)
Fair value of plan assets	986,359	12,234	661	37,040	1,036,294
	105,351	(82,147)	(76,345)	(45,119)	(98,260)
Fair value of reimbursement rights	—	20,823	—	427	21,250
Net asset (liability) recognized in the balance sheet	105,351	(61,324)	(76,345)	(44,692)	(77,010)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	20,823	—	427	21,250
Retirement benefits assets	105,351	—	—	877	106,228
Retirement benefits obligations	—	(82,147)	(76,345)	(45,996)	(204,488)
	105,351	(61,324)	(76,345)	(44,692)	(77,010)

As at September 30, 2020	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(891,628)	(104,090)	(84,442)	(83,584)	(1,163,744)
Fair value of plan assets	977,137	12,766	692	33,829	1,024,424
	85,509	(91,324)	(83,750)	(49,755)	(139,320)
Fair value of reimbursement rights	—	22,505	—	1,528	24,033
Net asset (liability) recognized in the balance sheet	85,509	(68,819)	(83,750)	(48,227)	(115,287)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	22,505	—	1,528	24,033
Retirement benefits assets	85,509	—	—	618	86,127
Retirement benefits obligations	—	(91,324)	(83,750)	(50,373)	(225,447)
	85,509	(68,819)	(83,750)	(48,227)	(115,287)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2020	891,628	104,090	84,442	83,584	1,163,744
Current service cost	1,114	665	6,004	8,095	15,878
Interest cost	13,490	642	529	2,867	17,528
Past service cost	346	—	—	—	346
Actuarial losses (gains) due to change in financial assumptions[1]	21,722	(1,201)	(2,922)	(1,125)	16,474
Actuarial (gains) losses due to experience[1]	(9,994)	521	(3,498)	(559)	(13,530)
Plan participant contributions	92	—	—	—	92
Benefits paid from the plan	(29,936)	(1,053)	—	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,954)	(2,492)	(2,242)	(7,688)
Foreign currency translation adjustment[1]	(7,454)	(6,329)	(5,057)	(4,940)	(23,780)
As at September 30, 2021	881,008	94,381	77,006	82,159	1,134,554
Defined benefit obligations of unfunded plans	—	—	77,006	40,491	117,497
Defined benefit obligations of funded plans	881,008	94,381	—	41,668	1,017,057
As at September 30, 2021	881,008	94,381	77,006	82,159	1,134,554

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2019	812,179	101,298	58,048	73,059	1,044,584
Current service cost	1,060	776	4,665	7,974	14,475
Interest cost	15,253	576	347	2,878	19,054
Business acquisitions (Note 26c)	—	—	1,732	—	1,732
Actuarial losses (gains) due to change in financial assumptions[1]	36,135	(1,258)	4,279	1,138	40,294
Actuarial losses due to change in demographic assumptions[1]	17,671	—	6,401	—	24,072
Actuarial (gains) losses due to experience[1]	(8,033)	(530)	4,054	(1,374)	(5,883)
Plan participant contributions	91	—	—	—	91
Benefits paid from the plan	(28,793)	(1,645)	—	(2,426)	(32,864)
Benefits paid directly by employer	—	(2,787)	(454)	(1,832)	(5,073)
Foreign currency translation adjustment[1]	46,065	7,660	5,370	4,167	63,262
As at September 30, 2020	891,628	104,090	84,442	83,584	1,163,744
Defined benefit obligations of unfunded plans	—	—	84,442	35,070	119,512
Defined benefit obligations of funded plans	891,628	104,090	—	48,514	1,044,232
As at September 30, 2020	891,628	104,090	84,442	83,584	1,163,744
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2020	977,137	35,271	692	35,357	1,048,457
Interest income on plan assets	14,795	216	5	1,507	16,523
Employer contributions	1,640	3,462	2,492	7,649	15,243
Return on assets excluding interest income[1]	32,252	384	7	1,836	34,479
Plan participants contributions	92	—	—	393	485
Benefits paid from the plan	(29,936)	(1,053)	—	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,954)	(2,492)	(2,242)	(7,688)
Administration expenses paid from the plan	(1,400)	—	—	(8)	(1,408)
Foreign currency translation adjustment[1]	(8,221)	(2,269)	(43)	(3,504)	(14,037)
As at September 30, 2021	986,359	33,057	661	37,467	1,057,544
Plan assets	986,359	12,234	661	37,040	1,036,294
Reimbursement rights	—	20,823	—	427	21,250
As at September 30, 2021	986,359	33,057	661	37,467	1,057,544

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2019	908,406	35,163	—	28,305	971,874
Interest income on plan assets	17,255	204	3	964	18,426
Business acquisitions (Note 26c)	—	—	664	—	664
Employer contributions	14,398	2,430	454	6,874	24,156
Return on assets excluding interest income[1]	15,976	46	—	(396)	15,626
Plan participants contributions	91	—	—	—	91
Benefits paid from the plan	(28,793)	(1,645)	—	(2,426)	(32,864)
Benefits paid directly by employer	—	(2,787)	(454)	(1,831)	(5,072)
Administration expenses paid from the plan	(1,189)	—	—	(58)	(1,247)
Foreign currency translation adjustment[1]	50,993	1,860	25	3,925	56,803
As at September 30, 2020	977,137	35,271	692	35,357	1,048,457
Plan assets	977,137	12,766	692	33,829	1,024,424
Reimbursement rights	—	22,505	—	1,528	24,033
As at September 30, 2020	977,137	35,271	692	35,357	1,048,457
[1] Amounts recognized in other comprehensive income.

Disclosure of fair value of plan assets
The plan assets at the end of the years consist of:

As at September 30, 2021	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	426,066	—	—	—	426,066
Quoted bonds	109,787	—	—	—	109,787
Cash	36,974	—	—	64	37,038
Other[1]	413,532	12,234	661	36,976	463,403
	986,359	12,234	661	37,040	1,036,294

As at September 30, 2020	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	472,318	—	—	—	472,318
Quoted bonds	93,003	—	—	—	93,003
Cash	52,230	—	—	88	52,318
Other[1]	359,586	12,766	692	33,741	406,785
	977,137	12,766	692	33,829	1,024,424
[1]    Other is mainly composed of various insurance policies and quoted investment funds to cover some of the defined benefit obligations.

Disclosure of defined benefit plan expense
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2021	2020
	$	$
Current service cost	15,878	14,475
Past service cost	346	—
Net interest on net defined benefit obligations or assets	1,005	629
Administration expenses	1,408	1,247
	18,637	16,351
[1]The expense was presented as costs of services, selling and administrative for an amount of $16,224,000 and as net finance costs for an amount of $2,413,000 (Note 25) ($14,475,000 and $1,876,000, respectively for the year ended September 30, 2020).

Disclosure of principal actuarial assumptions regarding defined benefit plans
The following are the principal actuarial assumptions (expressed as weighted averages). The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2021	U.K	Germany	France	Other
	%	%	%	%
Discount rate	2.03	0.88	0.90	3.30
Future salary increases	3.45	2.50	3.75	1.34
Future pension increases	3.38	1.80	—	0.07
Inflation rate	3.45	2.00	1.50	2.83

As at September 30, 2020	U.K.	Germany	France	Other
	%	%	%	%
Discount rate	1.53	0.65	0.65	3.11
Future salary increases	2.84	2.50	3.79	1.51
Future pension increases	2.82	1.50	—	0.08
Inflation rate	2.84	2.00	1.50	2.51
The average longevity over 65 of a member presently at age 45 and 65 are as follows:

As at September 30, 2021	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.9	21.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	23.0
Females	25.4	26.0

As at September 30, 2020	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.8	20.0
Females	23.7	23.0
Longevity at age 45 for current members
Males	23.2	24.0
Females	25.3	26.0

Disclosure of sensitivity analysis for actuarial assumptions
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2021	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(36,571)	(2,986)	(2,716)
Decrease of 0.25% in the discount rate	38,221	3,144	2,851
Salary increase of 0.25%	480	35	2,870
Salary decrease of 0.25%	(471)	(34)	(2,746)
Pension increase of 0.25%	25,254	1,440	—
Pension decrease of 0.25%	(24,480)	(1,381)	—
Increase of 0.25% in inflation rate	36,172	1,440	2,870
Decrease of 0.25% in inflation rate	(34,478)	(1,381)	(2,746)
Increase of one year in life expectancy	27,907	3,131	555
Decrease of one year in life expectancy	(27,556)	(2,761)	(585)

As at September 30, 2020	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(36,622)	(3,445)	(2,936)
Decrease of 0.25% in the discount rate	38,192	3,632	3,079
Salary increase of 0.25%	441	36	3,091
Salary decrease of 0.25%	(437)	(36)	(2,962)
Pension increase of 0.25%	18,528	1,598	—
Pension decrease of 0.25%	(18,132)	(1,531)	—
Increase of 0.25% in inflation rate	29,148	1,598	3,091
Decrease of 0.25% in inflation rate	(28,207)	(1,531)	(2,962)
Increase of one year in life expectancy	27,126	3,615	558
Decrease of one year in life expectancy	(26,843)	(3,040)	(592)

Disclosure of weighted average duration of benefit obligation	The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2021	2020
	(in years)
U.K.	18	18
Germany	13	14
France	15	14
Other	12	12